Financial Instruments - Fair value - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosure [Abstract]:
Interest rate swaps-liability position, at fair value	$ 117,870	$ 180,811
Forward contracts-asset position	$ 40	$ 165